Finance Receivables Held for Sale (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables held for sale	$ 776,000,000		$ 793,000,000
Finance receivables held for sale originated as held for investment	46,000,000	$ 4,000,000
Net gain on sale of SpringCastle interests	167,000,000	0
Other transfer activity to or from finance receivables held for sale	0	0
Personal loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables held for sale	606,000,000		617,000,000
Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables held for sale	170,000,000		$ 176,000,000
SpringCastle Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value of finance receivables transferred from held for investment to held for sale	1,600,000,000
Fair Value, Measurements, Nonrecurring [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impairment of Real Estate	$ 2,000,000	$ 1,000,000